Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2020 (these amounts do not include any assumed off-hire):

Twelve month periods ending June 30,	Amount
2021	49,209
2022	43,816
2023	14,279
2024	2,105
Total	109,409

Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2020:

Twelve month periods ending June 30,	Amount
2021	164
2022	180
2023	144
Total	488
Less: imputed interest	107
Present value of lease liabilities	381

Lease liabilities, current	136
Lease liabilities, non-current	245
Present value of lease liabilities	381